Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Income Tax [Abstract]
Schedule of Current Income Taxes Expense

Current income taxes expense (recovery):

	2018	2017

Current	$—	$2,294,471
Adjustment of prior year income taxes expense (recovery)	(1,932,831)	—
Current income taxes expense (recovery)	$(1,932,831)	$2,294,471

Schedule of Deferred Taxes Expense (Income)

Deferred taxes expense:

	2018	2017

Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods	$(114,226)	$(129,362)
Origination and reversal of temporary differences	(1,772,883)	(434,615)
Change in unrecognized deductible temporary differences	2,179,740	623,134
Deferred tax expense	$292,631	$59,157

Schedule of Reconciliation of Effective Tax Rate

Reconciliation of effective tax rate:

	2018	2017

Income before income taxes	$7,699,183	$3,233,477

Basic combined Canadian statutory income tax rate [1]	26.78%	26.87%
Income tax	$2,061,841	$868,835
Increase (decrease) resulting from:
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods	(114,226)	(129,362)
Change in unrecognized deductible temporary differences	2,179,736	623,134
Gain on loss of control of Acasti	(2,352,252)	—
Non taxable gain on sale of assets	(4,304,482)	—
Non-deductible stock-based compensation	611,590	538,145
Non-deductible change in fair value	9,733	70,929
Permanent differences and other	210,449	37,786
Change in statutory income tax rate	57,411	344,161
Total tax expense (recovery)	$(1,640,200)	$2,353,628
[1]	The Canadian combined statutory income tax rate has decreased due to a reduction in the provincial statutory income tax rate.

Schedule of Recognized Deferred Tax Assets and Liabilities

The details of changes of deferred income taxes are as follows for the year ended March 31, 2018:

	Balance as at			Balance as at
	March 31,	Recognized in	Recognized in	March 31,
	2017	equity	net income	2018

Tax losses carried forward	$1,376,971	$—	$5,964,843	$7,341,814
Research and development expenses	245,399	—	(222)	245,177
Intangible assets	(1,309,688)	—	112,806	(1,196,882)
Property, plant and equipment	(6,513)	—	(4,457,302)	(4,463,815)
Tax credits receivable	(40,708)	—	—	(40,708)
Prepaid royalty income	—	—	(1,912,756)	(1,912,756)
	$265,461	$—	$(292,631)	$(27,170)

The details of changes of deferred income taxes are as follows for the thirteen-month period ended March 31, 2017:

	Balance as at			Balance as at
	February 29,	Recognized in	Recognized in	March 31,
	2016	equity	net income	2017

Tax losses carried forward	$1,769,506	$–	$(392,535)	$1,376,971
Research and development expenses	247,409	–	(2,010)	245,399
Intangible assets	(1,549,950)	–	240,262	(1,309,688)
Property, plant and equipment	136,166	–	(142,679)	(6,513)
Tax credits receivable	(149,151)	–	108,443	(40,708)
Unsecured convertible debentures	–	(129,362)	129,362	–
	$453,980	$(129,362)	$(59,157)	$265,461

Schedule of Tax Losses Carried Forward

As at March 31, 2018, the amounts and expiry dates of tax attributes and temporary differences, for which no tax assets have been recognized, which are available to reduce future years’ taxable income were as follows. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Corporation can utilise the benefits there from.

	Federal	Provincial
Tax losses carried forward
2035	$5,812,000	$1,298,000
2036	3,052,000	3,052,000
2037	9,050,000	10,499,000
2038	754,000	754,000
	$18,668,000	$15,603,000

Research and development expenses, without time limitation	$10,906,000	$15,574,000

Schedule of Unused Tax Credits

Unused federal Research and Development investment tax credits of the nutraceutical segment, for which no benefit has been recognized, may be used to reduce future federal income taxes payable and expire as follows:

2022	$76,000
2023	217,000
2024	75,000
2025	53,000
2026	91,000
2027	145,000
2028	64,000
2029	107,000
2030	206,000
2031	244,000
2032	129,000
2033	124,000
2034	106,000
2035	281,000
2036	210,000
2037	141,000
$2,269,000